SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Reconciliation of Net income (Loss) per Common Share (Details) - USD ($)	3 Months Ended		11 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2020
Numerator: Earnings allocable to Common stock subject to possible redemption
Interest earned on marketable securities held in Trust Account	$ 5,973			$ 5,785
Unrealized gain on marketable securities held in Trust Account				828
Less: interest available to be withdrawn for payment of taxes	$ (5,973)			(6,613)
Denominator: Weighted Average Common stock subject to possible redemption
Weighted average shares outstanding, basic and diluted	11,088,616
Basic and diluted net loss per common share	$ 0.00
Numerator: Net Loss minus Net Earnings
Net income attributable to Reservoir Holdings Inc.	$ (247,531)	$ (85)	$ (1,225)	$ (103,385)
Non-Redeemable Net Loss	$ (247,531)	$ (85)
Common Class Subject To Redemption Member
Denominator: Weighted Average Common stock subject to possible redemption
Weighted average shares outstanding, basic and diluted				11,111,752
Basic and diluted net loss per common share				$ 0.00
Numerator: Net Loss minus Net Earnings
Net income attributable to Reservoir Holdings Inc.			$ (1,225)	$ (103,385)
Class A Common Stock Subject to Redemption
Denominator: Weighted Average Common stock subject to possible redemption
Weighted average shares outstanding, basic and diluted	11,088,616
Basic and diluted net loss per common share	$ 0.00	$ 0.00
Class A Common Stock Not Subject to Redemption
Denominator: Weighted Average Common stock subject to possible redemption
Weighted average shares outstanding, basic and diluted	3,561,384	2,500,000	2,500,000	2,545,512
Basic and diluted net loss per common share	$ (0.07)	$ 0.00	$ 0.00	$ (0.04)
Class B Common Stock
Numerator: Net Loss minus Net Earnings
Non-Redeemable Net Loss			$ (1,225)	$ (103,385)